General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General and Administrative Expense [Abstract]
General and Administrative Expenses	General and Administrative Expenses
General and administrative expenses include management fees payable to our Managers and costs in relation to the administration of our company. General and administrative expenses for the years ended December 31, 2019, December 31, 2020 and December 31, 2021 were as follows:

	December 31,
	2019	2020	2021
Management fees – related parties	$18,050	$18,884	$19,221
Professional fees (legal and accounting)	720	832	854
Directors fees and expenses	468	644	759
Listing fees and expenses	97	93	101
Miscellaneous	1,304	1,049	1,563
Total	$20,639	$21,502	$22,498